Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Salaries and social charges [Abstract]
Profit sharing	R$ 80,665	R$ 50,473
Salaries payable	0	8,045
Social charges	24,776	9,416
Payroll accruals	53,264	27,503
Payroll taxes (LTIP)	11,029	7,323
Other	5,464	4,053
Total	R$ 175,198	R$ 106,812